HSBC Holdings' subsidiaries, joint ventures and associates - Joint Ventures (Details)	12 Months Ended
Dec. 31, 2018
HCM Holdings Limited
Disclosure of joint ventures [line items]
Group interest percent	50.99%
House Network Sdn Bhd
Disclosure of joint ventures [line items]
Group interest percent	25.00%
HSBC Jintrust Fund Management Company Limited
Disclosure of joint ventures [line items]
Group interest percent	49.00%
HSBC Saudi Arabia
Disclosure of joint ventures [line items]
Group interest percent	49.00%
ProServe Bermuda Limited
Disclosure of joint ventures [line items]
Group interest percent	50.00%
sino AG
Disclosure of joint ventures [line items]
Group interest percent	24.94%
Vaultex UK Limited
Disclosure of joint ventures [line items]
Group interest percent	50.00%
HSBC Holdings | HSBC Saudi Arabia
Disclosure of joint ventures [line items]
Group interest percent	(69.40%)
HSBC Holdings | sino AG
Disclosure of joint ventures [line items]
Group interest percent	(20.11%)